Retirement benefits - Summary of Movement Of Present Value Other Post-Employment Benefit Plan Obligation (Detail) - Present value of defined benefit obligation [member] ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	₨ (5,890)	$ (78)	₨ (5,464)	₨ (4,495)
Acquired in business combination			(154)
Current service cost	(411)	(5)	(389)	(331)
Past service cost			(3)	(820)
Benefits paid	875	12	899	481
Interest cost of scheme liabilities	(452)	(6)	(419)	(342)
Actuarial (losses)/gains arising from change in assumptions	(432)	(6)	(360)	43
Ending balance	₨ (6,310)	$ (83)	₨ (5,890)	₨ (5,464)